Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended										12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 01, 2013 UK	Apr. 01, 2012 UK	Apr. 01, 2011 UK	Sep. 30, 2011 UK	Dec. 31, 2013 UK	Dec. 31, 2012 UK	Dec. 31, 2011 UK	Dec. 31, 2011 Europe	Dec. 31, 2013 2014	Dec. 31, 2013 2015	Dec. 31, 2013 2016	Dec. 31, 2013 2017	Dec. 31, 2013 2018	Dec. 31, 2013 Thereafter	Dec. 31, 2013 India	Dec. 31, 2013 U.S. Federal	Dec. 31, 2013 Brazil	Dec. 31, 2013 United Kingdom	Apr. 01, 2015 Scenario, Forecast UK	Apr. 01, 2014 Scenario, Forecast UK	Dec. 31, 2013 Minimum
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision	$ 8.9	$ 9.0	$ 8.4					$ 11.4	$ 9.2	$ 8.4
Corporate tax rate				23.00%	24.00%	26.00%	27.00%															20.00%	21.00%
Income tax provisions (benefits) related to prior year foreign tax adjustments											(28.3)
U.S. Federal tax loss carryforwards	421.2
State and local tax loss carryforwards	198.1
Foreign tax loss carryforwards	269.5
Total tax loss carryforwards	888.8	914.9
Tax credit carryforwards	341.3
Tax loss carryforwards, set to expire												8.3	9.9	8.8	14.0	33.8	814.0
Tax credit carryforwards, set to expire												8.1	7.5	11.0	45.0	20.7	249.0
Cumulative undistributed earnings of foreign subsidiaries	1,129.9
Cash paid, net of refunds	63.8	39.9	74.9
Penalties and interest accrued related to income tax liabilities	2.1	2.0
Tax audit for the years																		2006	2010	2008	2009
Expected change in ownership percentage																								50.00%
Utilization of tax attributes, annual limitation	70.6
Change in deferred tax assets and related valuation allowance	$ 389.6